Inventory Purchase Commitments (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2016 USD ($)
Provision For Inventory Commitments Current				¥ 13,042
Provision For Inventory Commitments Noncurrent	¥ 1,412,748		¥ 1,322,448	1,231,701		$ 203,478
Provision To Inventory Purchase Commitments	10,672	$ 1,537	522,050	0
Provision For Inventory Commitments	1,412,748		1,322,448	1,244,743		203,478
Provision For Impairment Against Forfeited Advance Payment			71,266	0
Provision For Additional Impairment On The Estimated Shortage	10,672	1,537
Provision For Total Impairment Against Prepayment	619,856		609,184			89,278
Provision For Reserve For Inventory Purchase Commitments	90,300	$ 13,006	77,705	¥ 0
Supplier A [Member]
Prepaid Supplies	239,327		¥ 224,029			34,500
Purchase Obligation, Total | $						1,600,000
Supplier C [Member]
Accrual For Loss On Inventory Purchase Commitments					¥ 87,134
Provision To Inventory Purchase Commitments					87,134
Provision For Total Impairment Against Prepayment	¥ 238,242					$ 34,314
Reduction of Prepayment to Suppliers					¥ 1,244,743